Segment Reporting – Significant Expense Disclosure (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Titan Pharmaceuticals Inc [Member]
Schedule of Segment Reporting Significant Expense

Amounts incurred for the above-identified expenses for the three and six months ended June 30, 2025 and 2024 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands of U.S. dollars)	2025	2024	2025	2024
Salaries and employee compensation benefits	$15	$1,090	$30	$1,505
Professional fees	367	328	682	724
Insurance expenses	108	124	218	247
Board of directors’ fees	39	284	79	365
Total	$529	$1,826	$1,009	$2,841

Amounts incurred for the above-identified expenses for the years ended December 31, 2024 and 2023 were as follows:

(in thousands of U.S. dollars)	2024	2023
Research and development costs	$-	$1,913
General and Administrative: Salaries and employee compensation and benefits	1,505	2,709
General and Administrative: Professional fees	1,628	1,538
General and Administrative: Insurance expenses	485	580
General and Administrative: Board of directors’ fees	457	476
Total	$4,075	$7,216